Financial Instruments - Additional Information - Short-Term and Long-Term Debt (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jul. 19, 2017
Disclosure of detailed information about financial instruments [line items]
Issuance of outstanding notes payables	$ 66	$ 71
Total debt	$ 9,339	$ 9,365	$ 9,311	$ 9,873
Share in borrowings, percentage	93.00%	84.00%
Long term borrowings	$ 9,160	$ 9,303
Premiums, fees and issuance costs paid	98	63	51
Issuance costs of new debt	38	24
Proportional fees and issuance costs related to the extinguished debt instruments	60	39	51
Addtion to Extinguished Debt Instruments	$ 19	$ 1	$ 4
Other countries [member]
Disclosure of detailed information about financial instruments [line items]
Share in borrowings, percentage	7.00%	5.00%
Finance subsidiaries [member]
Disclosure of detailed information about financial instruments [line items]
Share in borrowings, percentage	11.00%
2017 Credit Agreement [member]
Disclosure of detailed information about financial instruments [line items]
Bank indebtedness	$ 2,420	$ 2,897			$ 4,050
2017 Credit Agreement [member] | Revolving Credit Facility [member]
Disclosure of detailed information about financial instruments [line items]
Debt instruments held	1,121	1,135
Notes payable [member]
Disclosure of detailed information about financial instruments [line items]
Long term borrowings	$ 6,511	$ 6,203